Condensed Statements Of Consolidated Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Net income (loss)	$ 273	$ (163)		$ 325
Other comprehensive income (loss), net of tax effects:
Effects related to pension and other retirement benefit obligations	0	6		0
Other comprehensive income, net of tax effects - cash flow hedges derivative value net loss related to hedged transactions recognized during the period		0
Total other comprehensive income	0			0
Comprehensive income (loss)	$ 273	$ (157)		$ 325
Predecessor
Net income (loss)			$ 187		$ 22,851	$ (656)	$ (4,677)	$ (6,229)
Other comprehensive income (loss), net of tax effects:
Effects related to pension and other retirement benefit obligations			0		0	1	0	0
Other comprehensive income, net of tax effects - cash flow hedges derivative value net loss related to hedged transactions recognized during the period					1		2	1
Total other comprehensive income						1
Comprehensive income (loss)			$ 187		$ 22,852	$ (655)	$ (4,675)	$ (6,228)